REVENUE	9 Months Ended
Sep. 30, 2021
Revenue [abstract]
REVENUE

13. REVENUE

Under the terms of the Company’s concentrate sales contracts, lead–silver and zinc–silver concentrates are sold on a provisional pricing basis whereby sales are recognized at prevailing metal prices when the revenue recognition criteria have been met, namely when title and the risks and rewards of ownership have transferred to the customer. Final pricing of each delivery is not determined until one to three months post-delivery. The price recorded at the time of sale may differ from the actual final price received from the customer due to changes in market prices for metals. The price volatility is considered an embedded derivative in accounts receivable. The embedded derivative is recorded at fair value by mark-to-market adjustments at each reporting period until settlement occurs, with the changes in fair value recorded in revenues.

The Company recognized the following amounts related to revenue:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2021	2020	2021	2020
	$	$	$	$
Concentrate revenue from contracts with customers (1)	9,451	9,518	28,736	16,049
Provisional pricing adjustments on concentrate sales (1)	(300)	339	(87)	(440)
Revenue from toll milling services	-	-	-	496
Total revenue	9,151	9,857	28,649	16,105

(1)	Refer to Note 18 of the Q1 2021 Condensed Consolidated Financial Statements. The 2020 quarterly information was revised for the reclassification of foreign exchange differences on provisionally priced sales. The revision for the three and nine months ended September 30, 2020, are an increase in revenue of $190 and a decrease in revenue of $1,068, respectively.

The following table sets out the disaggregation of revenue by metal and form of sale:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2021	2020	2021	2020
	$	$	$	$
Concentrate revenue:
Silver	5,882	6,699	18,496	10,043
Lead	1,457	1,273	4,215	2,378
Zinc	1,812	1,885	5,938	3,188
Revenue from toll milling services	-	-	-	496
Total revenue	9,151	9,857	28,649	16,105

The Company has offtake agreements with Trafigura Mexico, S.A. de C.V. (“Trafigura”), a subsidiary within the Trafigura group of companies. Due to the availability of alternative processing and commercialization options for its concentrate, the Company believes it would suffer no material adverse effect if it lost the services of Trafigura.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)